SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Mar. 31, 2026
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life	5 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life	5 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life	5 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life	5 years